RIGHT OF USE ASSETS (Tables)	12 Months Ended
Dec. 31, 2023
RIGHT OF USE ASSETS
Schedule of carrying amounts of right-of use assets

Right of use
Properties
Cost
Balance as at December 31, 2021	994
Additions	135
Acquired through business combination (Note 6)	177
Effect of movement in exchange rates	4
Balance as at December 31, 2022	1,311
Additions	3,389
Modification	(256)
Disposal	(74)
Effect of movement in exchange rates	65
Balance as at December 31, 2023	4,434

Accumulated Amortization
Balance as at December 31, 2021	415
Amortization	230
Effect of movement in exchange rates	90
Balance as at December 31, 2022	735
Amortization	579
Disposal	(74)
Effect of movement in exchange rates	(39)
Balance as at December 31, 2023	1,201

Carrying Amount
Balance as at December 31, 2022	576
Balance as at December 31, 2023	3,233